STOCKHOLDERS EQUITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS EQUITY
Deferred Compensation Balance Recorded At Acquisition Date,	$ 3,623,433	$ 9,680,000
Vested Portion Of Deferred Compensation	(1,610,000)	(362,000)
Unamortized Deferred Compensation Balance	$ 7,708,000	$ 9,318,000
Vested Portion Of Deferred Compensation Unvested Shares	(602,804)	(135,425)
Unamortized Deferred Compensation Balance Unvested Shares	2,885,204	9,318,000